NATURE OF OPERATIONS (Narrative) (Details) - USD ($)	Jan. 31, 2023	Jan. 31, 2022
Nature Of Operations [Abstract]
Working capital (deficit)	$ (6,231,895)	$ (5,689,642)
Accumulated deficit	$ (69,471,712)	$ (69,764,923)